Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liability associated with basis differences in discontinued operation			$ 17,100
Federal corporate income tax rate		21.00%
Valuation allowance increase amount	$ 500
Undistributed earnings of foreign subsidiaries	0		0	$ 0
Unrecognized tax benefits	14,401		6,646	2,858
Unrecognized tax benefits that would impact effective tax rate	13,000		5,800
Interest and penalties related to unrecognised tax benefits	$ 2,300		700	$ 300
Maximum
Limitations on the amount of taxable income that can be offset by net operating loss carryforwards and tax credits Percentage of change in control in ownership	50.00%
California
Operating loss carryforwards,Expiration year	2037
Internal Revenue Service (IRS)
Operating loss carryforwards limitations on use	Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by net operating loss carryforwards and tax credits after a greater than 50% change in control in ownership; California has similar rules.
Not Subject to Expiration | California
Tax credit carryforwards	$ 4,800		1,400
Tax Period Two Thousand And Thirty Seven | California
Operating loss carryforwards net	9,200		3,800
Tax Period Two Thousand Fourty | Texas Tax Authority
Tax credit carryforwards	$ 300		0
Tax credit carryforwards,Expiration year	2040
Tax Year 2017
Open tax year	2017
Tax Year 2020
Open tax year	2020
Domestic Tax Authority
Tax credit carryforwards,Expiration year	2035
Domestic Tax Authority | Not Subject to Expiration
Operating loss carryforwards net	$ 19,600		2,800
Domestic Tax Authority | Tax Period Two Thousand Thirty Five
Tax credit carryforwards	$ 900		$ 0
Domestic Tax Authority | Tax Year 2020
Open tax year	2020
Domestic Tax Authority | Tax Year 2016
Open tax year	2016